SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended				12 Months Ended
	Feb. 10, 2017	Feb. 07, 2017	Jan. 31, 2017	Jul. 31, 2016	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Common stock issued for cash							$ 500,000	$ 214,250
Warrant [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants				250,000	150,000	100,000
Warrant exercise price				$ 0.37	$ 0.39	$ 0.27
Term				5 years	5 years	5 years
Fair value				$ 70,631	$ 44,477	$ 17,611
Volatility rate				104.54%	103.14%	81.85%
Warrant [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants							795,850
Warrant exercise price							$ 2.00
Term							2 years
President and Principal Shareholder [Member]
Subsequent Event [Line Items]
Advances from convertible line of credit							$ 2,430,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment to employee		$ 125,100
Payroll taxes		1,449
Claim settlement		340
Reimburse employment practices insurer		100,100
Settlement expense		$ 26,789
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants	150,000
Warrant exercise price	$ 0.275
Term	5 years
Fair value	$ 30,703
Volatility rate	99.06%
Discount rate	1.88%
Subsequent Event [Member] | Warrant [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants			1,040,818
Warrant exercise price			$ 2.00
Term			2 years
Common stock issued for cash			$ 500,000
Common stock issued for cash, shares			2,081,637
Subsequent Event [Member] | President and Principal Shareholder [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants			396,925
Warrant exercise price			$ 2.00
Advances from convertible line of credit			$ 200,000
Term			2 years
Subsequent Event [Member] | President and Principal Shareholder [Member] | Warrant [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants			192,308
Common stock issued for cash			$ 100,000
Common stock issued for cash, shares			384,616
Subsequent Event [Member] | President and Principal Shareholder [Member] | Warrant [Member] | Minimum [Member]
Subsequent Event [Line Items]
Convertible note, conversion price			$ 0.23
Subsequent Event [Member] | President and Principal Shareholder [Member] | Warrant [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible note, conversion price			$ 0.28
Subsequent Event [Member] | Lincoln Park [Member]
Subsequent Event [Line Items]
Common stock issued for cash			$ 403,870
Common stock issued for cash, shares			98,785